Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 740,000
Previously Paid Amount	0.00
Total Fee Amount	102.19
Total Offset Amount	0.00
Net Fee	102.19
Narrative - Max Aggregate Offering Price	$ 740,000
Final Prospectus	true